BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Aug. 31, 2019	May 31, 2019
Stockholders' deficit
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	75,000,000	75,000,000
Common stock, issued	61,900,000	61,900,000
Common stock, outstanding	61,900,000	61,900,000